MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                                One Boston Place
                           Boston, Massachusetts 02108


                                                     May 4, 2006


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Mellon Institutional Funds Investment Trust (the "Trust") (File Nos. 33-8214 and 811-4813)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of combined prospectus and statement of additional information for each of the (1) Mellon Institutional Funds Group of Fixed Income Funds, which includes Standish Mellon Fixed Income Fund, Standish Mellon Investment Grade Bond Fund, Standish Mellon High Yield Bond Fund and Standish Mellon Enhanced Yield Bond Fund, (2) Mellon Institutional Funds Group of Global Fixed Income Funds, which includes Standish Mellon International Fixed Income Fund, Standish Mellon Fixed Income Fund II, Standish Mellon Global Fixed Income Fund and Standish Mellon Emerging Markets Debt Fund, (4) Standish Mellon Opportunistic High Yield Fund and (5) Standish Mellon Crossover Bond Fund (each prospectus and statement of additional information dated May 1, 2006), that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 123 (amendment No. 127 under the Investment Company Act of 1940) to the Trust's registration statement on Form N-1A (Accession No. 0001145443-06-001412). Post-Effective Amendment No. 123 was filed with the Securities and Exchange Commission on April 28, 2006.

         If you have any questions or comments concerning this filing, please contact Elaine S. Kim, Esq., counsel to the Trust, at (617) 526-6685 (collect).

                                     Very truly yours,
                                     Mellon Institutional Funds Investment Trust

                                     /s/ DENISE B. KNEELAND
                                     ----------------------
                                     Denise B. Kneeland
                                     Assistant Vice President